Fair Value Measurement - Significant Inputs (Details)		Dec. 31, 2021 $ / shares		Dec. 31, 2020
Discount rate | Contract Derivative 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		10.0		8.1
Life
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		4.5	[1]	3.0
Life | Contract Derivative 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.2		0.3
Expected prepayment rate | Contract Derivative 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		75.0
Share price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	[1]	4.78
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		48.0	[1]	46.0
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	[1]	1.2
Cost of equity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				22.5
Tax rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				26.0

[1]	Significant increases in these assumptions in isolation would result in a higher fair value measurement.